401(k) Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Defined contribution plan employee percent	100.00%
Defined contribution plan employee matching contribution	4.00%
Defined contribution plan amount	$ 119,942	$ 62,785